Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Current assets
Cash and cash equivalents	$ 21,589	$ 8,325
Restricted cash	118	0
Other receivables	594	374
Prepaid expenses and deposits	1,379	475
Other assets	47	24
Total current assets	23,727	9,198
Non-current assets
Reclamation deposits	494	524
Land, property and equipment	3,233	1,826
Exploration and evaluation assets	56,815	56,788
Investment in associate	6,297	0
Investment in joint venture	1,232	1,154
Long-term investments	45,080	77,839
Total assets	136,878	147,329
Current liabilities
Accounts payable and accrued liabilities	1,757	1,721
Due to joint venture	30	28
Due to related parties	239	170
Current lease liabilities	66	90
Income taxes payable	7	0
Withholding taxes payable	245	156
Margin loan payable	0	8,824
Total current liabilities	2,344	10,989
Non-current liabilities
Non-current lease liabilities	329	162
Rehabilitation provisions	888	791
Deferred tax liability	904	296
Total liabilities	4,465	12,238
Equity
Issued capital	176,584	150,879
Reserves	13,493	11,930
Retained earnings	20,176	27,984
Accumulated other comprehensive loss	(81,010)	(55,702)
Total equity attributable to shareholders of the Company	129,243	135,091
Non-controlling interests	3,170	0
Total equity	132,413	135,091
Total equity and liabilities	$ 136,878	$ 147,329